PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2021	2022
	RMB	RMB
Prepaid advertising expenses and service fee	234,490	211,604
Receivables related to the exercise of share-based awards*	289,822	172,452
Deposits	63,814	68,390
Staff loans and advances	52,695	33,672
Receivables from third-party online payment platforms	63,866	30,317
Others	19,896	84,338
Total	724,583	600,773